Future accounting developments	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Future accounting developments
5.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 5 of the Bank’s audited consolidated financial statements in the 2021 Annual Report.